FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                                    ---------
                          312 W. State Street, Suite B
                            Kennett Square, PA 19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and
                  complete, and that it is understood that all
                required items, statements, schedules, lists, and
                    tables, are considered integral parts of
                                   this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald Juvonen

Kennett Square, PA

May 15, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).
                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers: None

Form 13F Information Table Entry Total:                  22

Form 13F Information Table Value Total:              $205,512 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.



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                                                FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING   AUTHORITY
 NAME OF ISSUER        TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DSCRETN  MANAGERS        SOLE    SHARED   NONE

ABERCROMBIE & FITCH CO     COM         002896207   15676.4   479400  SH        SOLE                    479400
ADMINISTAFF INC            COM         007094105   13866.6   764000  SH        SOLE                    764000
CIRCUIT CITY STORES INC    COM         172737108    4771.6   450150  SH        SOLE                    450150
CENTURA SOFTWARE CORP      COM         15640W103      40.3    30000  SH        SOLE                     30000
CSG SYS INTL INC           COM         126349109   14749.2   358100  SH        SOLE                    358100
EGL INC.                   COM         268484102  171999.0   705600  SH        SOLE                    705600
EGGHEAD.COM INC            COM         282330109       8.4    11300  SH        SOLE                     11300
GENTEX CORP                COM         371901109   31963.3  1382199  SH        SOLE                   1382199
INVESTMENT TECH GRP INC    COM         461450108   15545.7   303627  SH        SOLE                    303627
J JILL GROUP IMC           COM         466189107     971.2    55500  SH        SOLE                     55500
CIRCUIT CITY STORES INC    CARMAX      172737306  28268214  3749100  SH        SOLE                   3749100
MRO SOFTWARE INC           COM         55347W105    6276.6   778500  SH        SOLE                    778500
NET PERCEPTIONS INC        COM         64107U101    2455.8  2806700  SH        SOLE                   2806700
NEWPARK RESOURCES INC      COM         651718504    1721.5   191000  SH        SOLE                    191000
PLANTRONICS INC            COM         727493108    5840.9   328700  SH        SOLE                    328700
POWER INTEGRATIONS INC     COM         739276103    6525.6   378300  SH        SOLE                    378300
POWER-ONE INC              COM         739308104    2137.3   147500  SH        SOLE                    147500
QRS CORP                   COM         74726X105   12110.8  1424800  SH        SOLE                   1424800
IMS HEALTH INC             COM         449934108   12893.2   517800  SH        SOLE                    517800
TRAVIS BOATS & MOTORS INC  COM         894363100    1973.1   584600  SH        SOLE                    584600
TRIZETTO GROUP INC         COM         896882107    1888.5   135500  SH        SOLE                    135500
VASTERA INC                COM         92239N109    8628.8  1113400  SH        SOLE                   1113400

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